Debt (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities are as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding as of March 31, 2026 (Local Currency)	Principal Outstanding at March 31, 2026 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)	8.0%	Jun-28	$816,136	$816,136
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	6.4%	Jun-28	586,281	677,312
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	486,786
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	6.0%	Dec-27	73,000	73,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	4.2%	Dec-27	44,000	50,832
Line of Credit	USD	Term SOFR (6) + 2.70%	6.5%	Jul-27	74,000	74,000
Total Principal Outstanding						$2,515,272

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of March 31, 2026.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	March 31, 2026	December 31, 2025
Principal Outstanding	$2,515,272	$2,639,448
Unamortized debt issuance cost	(21,841)	(24,220)
Total	2,493,431	2,615,228
Short-term debt	10,190	10,190
Non-current debt	$2,483,241	$2,605,038

Schedule of Maturities of Non Current Debt	Maturity requirements on debt as of March 31, 2026 by year are as follows:

Remainder 2026	$7,642
2027	208,022
2028	1,475,616
2029	823,992
Total	$2,515,272